General information and significant accounting policies - Narrative (Details)		1 Months Ended	12 Months Ended
	Sep. 26, 2019 USD ($)	Aug. 31, 2021 USD ($) vessel	Dec. 31, 2021 USD ($) vessel vesselClass $ / shares	Dec. 31, 2020 USD ($) vessel $ / shares	Dec. 31, 2019 USD ($)	Mar. 31, 2022 vessel	Mar. 17, 2022 vessel	Sep. 30, 2019 vessel
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings | $			$ 2,541,678,000	$ 2,415,326,000
Number of bareboat chartered-in vessels			22
Number of vessel classes | vesselClass			4
Estimated useful lives			25 years
Impairment loss recognised in profit or loss, goodwill | $			$ 0	2,639,000	$ 0
Impairment of vessels | $			0	16,846,000	0
Lubricating oil consumption | $			10,000,000	9,800,000	$ 10,300,000
Number of vessels acquired		9
Number of dual fuel tankers acquired		5
Number of 1A LR1 product tankers acquired		4
Proportion of ownership interest in joint venture		50.00%
Financial liabilities at FVTPL | $			$ 0	$ 0
Par value per share (in dollars per share) | $ / shares			$ 0.01	$ 0.01
Other disposals of assets
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels in agreement to sell							15
Citibank / K-Sure Credit Facility | Less than 1 year
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels			4
Borrowings | $			$ 76,800,000
Credit Agricole Credit Facility
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings | $			$ 21,000,000.0
Credit Agricole Credit Facility | Less than 1 year
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels			1
Borrowings | $			$ 16,500,000
Credit Agricole Credit Facility | Later than one year and not later than two years
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels			3
Borrowings | $			$ 49,100,000
2021 $21.0 Million Credit Facility
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings | $			$ 21,000,000.0
2021 $21.0 Million Credit Facility | Less than 1 year
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels			1
Borrowings | $			$ 17,500,000
Joint ventures
Disclosure of detailed information about property, plant and equipment [line items]
Consideration paid | $		$ 6,700,000
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels			131	135
Estimated useful lives			25 years
Average scrap market rates period			4 years
Impairment of vessels | $			$ 0
Number of vessels with fair value less than carrying value			85	121
Vessels | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Period for scheduled repairs and maintenance			60 months
Vessels | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Period for scheduled repairs and maintenance			30 months
Owned or financed lease product tankers | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels			131
Handymax | Owned or financed lease product tankers | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels			14
MR | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of vessels | $				$ 14,200,000
Number of vessels with fair value less than carrying value				13
MR | Owned or financed lease product tankers | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels			63
LR1
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, goodwill | $				$ 2,600,000
LR1 | Vessels | Other disposals of assets
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels in agreement to sell						12
LR1 | Owned or financed lease product tankers | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels			12
LR2 | Owned or financed lease product tankers | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels			42
NPTI September Closing | LR1
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, goodwill | $				$ 2,600,000
Trafigura transaction
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels								19
Consideration paid | $	$ 803,000,000